Share-Based Compensation - Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding (Details) - Sharesave Schemes - £ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price (in GBP per share)	£ 2.19	£ 2.00	£ 2.25
£1 to £2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life	3 years	3 years
Weighted average exercise price (in GBP per share)	£ 1.84	£ 1.79
£2 to £3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life	3 years	2 years
Weighted average exercise price (in GBP per share)	£ 2.65	£ 2.56
£3 to £4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life	0 years	1 year
Weighted average exercise price (in GBP per share)	£ 3.46	£ 3.46
£4 to £5
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life	0 years	0 years
Weighted average exercise price (in GBP per share)	£ 0	£ 4.02
Minimum | £1 to £2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	1
Minimum | £2 to £3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	2
Minimum | £3 to £4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	3
Minimum | £4 to £5
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	4
Maximum | £1 to £2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	2
Maximum | £2 to £3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	3
Maximum | £3 to £4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	4
Maximum | £4 to £5
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	£ 5